Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Plan [Abstract]
Schedule of Grant for Each Option Using the Black- Scholes Option

The fair value of each share option award was estimated at the time of grant for each option using the Black-Scholes option pricing model. The Company did not grant any options during the years ended December 31, 2025 and 2024. The key assumptions used for options granted during the years ended December 31, 2023 were as follows:

2023
Exercise price	R$23.20
Fair value of common share	R$27.00 - R$32.60
Volatility	54.9% - 58.4%
Risk-free interest rate	10.63% - 12.52%
Dividend yield	0%
Expected option life	5 - 7 years

Schedule of Number and Weighted Average Exercise Price of Share Options

The number and weighted average exercise price of share options were as follows:

	2025		2024		2023
	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options
Outstanding at January 1	23.20	142,004	23.20	194,979	19.10	1,340,198
Granted	23.20	-	23.20	-	23.20	-
Forfeited/canceled	23.20	(80,536)	23.20	(52,913)	23.20	-
Exercised	23.20	-	23.20	(62)
Conversion of stock option subject to conversion ratio(i)	-	-	-	-		194,979
Outstanding at December 31	23.20	61,468	23.20	142,004	23.20	194,979
Exercisable at the end of the year	23.20	61,468	23.20	136,578	23.20	163,137